Vessels, net and assets held for sale	6 Months Ended
Jun. 30, 2021
Vessels Net And Assets Held For Sale
Vessels, net and assets held for sale

5. Vessels, net and assets held for sale

(a)	Vessels, net

An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2021	923,020	(210,823)	712,197
Acquisitions & improvements	53,637	—	53,637
Disposals	(88,570)	16,972	(71,598)
Depreciation for the period	—	(19,414)	(19,414)
Classification as held for sale	(91,788)	19,152	(72,636)
Balance as at June 30, 2021	796,299	(194,113)	602,186

All of the Partnership’s vessels and vessels held for sale as of June 30, 2021 have been provided as collateral to secure the Partnership’s credit facilities and financing arrangements.

Vessels acquisitions

On February 25, 2021, the Partnership entered into three separate Share Purchase Agreements (“SPA”) with CMTC for the acquisition of the shares of the companies owning three 5,089 Twenty-foot Equivalent Unit (“TEU”) sister container vessels, namely the M/V Long Beach Express, the M/V Seattle Express and the M/V Fos Express, all built in 2008 at Hanjin Heavy Industries S. Korea, for a total consideration of $40,500. The Partnership funded the acquisition of the three vessels through a sale and lease back transaction with CMB Financial Leasing Co., Ltd, (“CMBFL”) for an amount of $30,030 and the remaining amount through available cash. In addition the Partnership entered into a Seller’s Credit with CMTC in order to defer $6,000 of the purchase price (Notes 4, 7).The vessels are employed under five year charters to Hapag-Lloyd Aktiengesellschaft (“Hapag-Lloyd”) at a gross charter rate of $12,300 per day. The Partnership accounted for these acquisitions as acquisition of assets as the fair values of the vessels and the time charters attached are concentrated in a single identifiable asset. The Partnership considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the contracted daily charter rate was below the market rates on the acquisition date and therefore the total consideration was allocated to the vessels cost and the below market acquired charters. The Partnership allocated the cost of the vessels and the time charters acquired on the basis of their relative fair values. Thus the vessels were recorded in the Partnership’s financial statements at a total value of $53,157 and the below market acquired charters at a value of $12,657 (Note 6). In addition the Partnership recognized expenses of $250, included in vessel’s cost, in connection with the acquisition of these vessels.

Improvements

During the six-month periods ended June 30, 2021 and 2020, certain of the Partnership’s vessels underwent improvements. The costs of these improvements amounted to $230 and $10,083 respectively and were capitalized as part of the vessels’ cost. Improvements during the six-month period ended June 30, 2020 include the cost of $9,802 related to the installation of exhaust gas cleaning and ballast water treatment systems for certain of the Partnership’s vessels. During the six-month period ended June 30, 2021, no such installations took place.

5. Vessels, net and assets held for sale – continued

(a) Vessels, net - continued

Disposals

On April 7, 2021, the Partnership entered into a memorandum of agreement (“MOA”) with a third party for the sale of the M/V CMA CGM Magdalena at a price of $99,000. Upon entering the MOA the Company considered that M/V CMA CGM Magdalena met the criteria to be classified as held for sale. At that time the vessel’s fair value less cost to sell exceeded its carrying amount, so no impairment charge was recognised in the Partnership’s unaudited condensed consolidated statement of comprehensive income for the six-month period ended June 30, 2021. The vessel was delivered to its new owners on May 17, 2021.

For the six-month period ended June 30, 2021, the Partnership recognized a gain on the sale of vessel analysed as follows:

Vessel	M/V CMA CGM Magdalena
Sale price	99,000
Carrying value on sale	(71,598)
Other sale expenses	(2,018)
Gain on sale	25,384

(b) Assets held for sale

An analysis of assets held for sale is as follows:

	As of June 30, 2021	As of December 31, 2020
Vessel	72,636	—
Inventories	229	—
Total	72,865	—

On April 7, 2021, the Partnership entered into a MOA with a third party for the sale of the M/V Adonis at a price of $96,000. Upon entering the MOA the Company considered that M/V Adonis met the criteria to be classified as held for sale. At that time the vessel’s fair value less cost to sell exceeded its carrying amount, so no impairment charge was recognised in the Partnership’s unaudited condensed consolidated statement of comprehensive income for the six-month period ended June 30, 2021. The vessel is expected to be delivered to its new owners by the end of November 2021.